Fair Value Measurements (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash		$ 916,000
Total investments held in Trust Account	$ 236,483,652	236,054,346
Quoted Prices in Active Markets (Level 1) [Member]
Cash	236,643,898
Money Market Fund		236,054,346
Total investments held in Trust Account	236,643,898	236,054,346
Significant Other Observable Inputs (Level 2) [Member]
Cash
Money Market Fund
Total investments held in Trust Account
Significant Other Unobservable Inputs (Level 3) [Member]
Cash
Money Market Fund
Total investments held in Trust Account